Share Based Compensation (Details) - Schedule of each stock option award is estimated on the date of grant using the Black-Scholes option pricing model - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of each stock option award is estimated on the date of grant using the Black-Scholes option pricing model [Abstract]
Expected volatility, minimum		88.44%	95.02%
Expected volatality, maximum		96.55%	95.15%
Expected volatility	97.70%
Risk-free interest rate, minimum		0.59%	2.46%
Risk-free interest rate, maximum		0.69%	2.49%
Risk-free interest rate	1.64%
Expected term from grant date (in years), minimum	5 years 7 months 13 days	5 years 3 months	6 years 3 months 14 days
Expected term from grant date (in years), maximum	6 years 4 months 28 days	7 years 3 months 14 days	7 years 3 months 14 days
Dividend rate
Dilution factor, minimum (in Dollars per share)		$ 0.9909
Dilution factor, maximum (in Dollars per share)		1
Dilution factor (in Dollars per share)	$ 1		$ 0.9962
Fair value, minimum (in Dollars per share)	2.51	1.55	10.1
Fair value, maximum (in Dollars per share)	$ 2.6	$ 2.66	$ 10.52